Shareholder's Equity/Member's Deficit	6 Months Ended
Sep. 30, 2019
Equity [Abstract]
Shareholder's Equity/Member's Deficit
Member’s Deficit
Dynatrace Holdings LLC was reorganized on April 1, 2015 and had 100 common units as of March 31, 2018 and 2019. In connection with the reorganization transactions described in Note 2, an additional 241,018,731 common units of Dynatrace Holdings LLC were issued and subsequently exchanged for 241,018,831 shares of common stock. This amount of additional common units includes 14,804,226 common units issued upon the exchange of vested MIUs and AUs.
Shareholders’ Equity
The Company is authorized to issue 600,000,000 shares of common stock, par value of $0.001 per share.
Dynatrace Holdings LLC was reorganized on April 1, 2015 and had 100 common units as of March 31, 2019. In connection with the reorganization transactions described in Note 2, an additional 241,547,118 common units of Dynatrace Holdings LLC were issued and subsequently exchanged for 241,547,218 shares of common stock in Dynatrace, Inc. during the second quarter of fiscal 2020. This amount of additional common units includes 16,687,436 common units issued upon the exchange of vested Management Incentive Units (“MIUs”) and Appreciation Units (“AUs”). At September 30, 2019, there were 280,509,056 shares of common stock issued and outstanding.